SCHEDULE OF KEY MANAGEMENT PERSONNEL (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Management and consulting fees	$ 664	$ 627	$ 1,359	$ 1,309
Share-based compensation	320	1,133	715	1,282
Key management personnel	$ 984	$ 1,760	$ 2,074	$ 2,591